RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Changes in the interest rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Percentage of reasonably possible increase in interest rates	1.00%
Changes in profit/loss before tax for the following year	$ (0.7)	$ (2.1)	$ (3.7)
Changes in equity for the following year	$ 16.3	$ 19.9	$ 11.3